(Loss) Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net (loss) income	$ (3,818,737)	$ 24,048,184	$ 13,888,767
Weighted average number of common stock outstanding-basic and diluted	22,114,188	20,880,706	20,000,000
(Loss) earnings per share - Basic and diluted:	$ (0.17)	$ 1.15	$ 0.69